Note Payable - Schedule of Balance of the Note Payable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Note Payable - Schedule of Balance of the Note Payable (Details) [Line Items]
Principal - Note Payable	$ 5,000,000	$ 5,000,000
Aggregate interest to be paid	638,000	638,000
Interest payments made	(94,000)	(41,000)
Total	5,544,000	5,597,000
Less current portion of interest	(213,000)	(213,000)
Note payable – less current portion	$ 5,331,000	$ 5,384,000